DERIVATIVES AND HEDGING ACTIVITES (Tables)	6 Months Ended
Jun. 30, 2015
DERIVATIVES AND HEDGING ACTIVITES [Abstract]
Schedule of fair value of the Companys outstanding derivative instruments
	December 31,	June 30,
	2014	2015
	Audited	Unaudited
Derivative assets:
SWAP	$141	$1,617
Option contracts	1,208	167
Forward contracts	-	465

Total assets	$1,349	$2,249

Derivative liabilities:
Option contracts	1,779	18

Total liabilities	$1,779	$18

Schedule of increase in unrealized gains (losses) recognized in accumulated other comprehensive income (loss) on derivatives
	Six months ended June 30,
	2014	2015
	Unaudited	Unaudited

Option contracts	$62	$150
Forward contracts	-	285

Total unrealized gain (loss)	$62	$435

Schedule of net (gains) losses reclassified from accumulated other comprehensive income (loss) to the operating expenses
	Six months ended June 30,
	2014	2015
	Unaudited	Unaudited

Option contracts	$(3)	$(20)
Forward contracts	(18)	(18)

Total realized gain (loss)	$(21)	$(38)